Capital Management - Summary of Breakdown of Capital Reserves and Movements in Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Capital Reserve [Line Items]
Capital Reserve, Beginning balance	$ 16,185	$ 12,741	$ 12,582
Share-options exercise	(4,898)	(5,240)	(6,898)
Share-based payments charges	11,922	9,580	7,596
Forfeitures		(896)	(6)
Warrant exercise	(1,634)		(533)
Capital Reserve, Ending balance	$ 21,575	$ 16,185	$ 12,741